UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CONVERTIBLE FUND

FORM N-Q

OCTOBER 31, 2007

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BONDS & NOTES - 77.2%
CONSUMER DISCRETIONARY - 7.7%

Hotels, Restaurants & Leisure - 0.9%
$600,000	Carnival Corp., Senior Debentures, 2.000% due 4/15/21	$750,000

Household Durables - 2.6%
2,800,000	Beazer Homes USA Inc., 4.625% due 6/15/24	2,121,000

Specialty Retail - 4.2%
1,450,000	Charming Shoppes Inc., 1.125% due 5/1/14 (a)	1,140,063
1,300,000	Lowe’s Cos. Inc., Senior Notes, zero coupon bonds due 10/19/21	1,283,750
	Pier 1 Imports Inc., Senior Notes:
900,000	6.375% due 2/15/36 (a)	753,750
350,000	6.375% due 2/15/36	293,125

	Total Specialty Retail	3,470,688

	TOTAL CONSUMER DISCRETIONARY	6,341,688

ENERGY - 6.4%
Energy Equipment & Services - 5.1%
550,000	Cameron International Corp., 2.500% due 6/15/26	864,875
400,000	Halliburton Co., Senior Notes, 3.125% due 7/15/23	842,500
850,000	Nabors Industries Inc., 0.940% due 5/15/11	807,500
1,150,000	Pride International Inc., 3.250% due 5/1/33	1,693,375

	Total Energy Equipment & Services	4,208,250

Oil, Gas & Consumable Fuels - 1.3%
1,150,000	Parker Drilling Co., Senior Notes, 2.125% due 7/15/12	1,086,750

	TOTAL ENERGY	5,295,000

FINANCIALS - 9.6%
Capital Markets - 2.7%
300,000	Affiliated Managers Group Inc., Senior Debentures, 5.005% due 2/25/33 (b)	995,160
1,100,000	Merrill Lynch & Co. Inc., Senior Notes, zero coupon bonds due 3/13/32	1,228,810

	Total Capital Markets	2,223,970

Consumer Finance - 1.3%
1,500,000	AmeriCredit Corp., 2.125% due 9/15/13	1,111,875

Real Estate Investment Trusts (REITs) - 2.7%
1,300,000	CapitalSource Inc., Senior Subordinated Notes, 7.250% due 7/15/37	1,223,625
1,200,000	NorthStar Realty Finance LP, Senior Notes, 7.250% due 6/15/27 (a)	1,014,000

	Total Real Estate Investment Trusts (REITs)	2,237,625

Thrifts & Mortgage Finance - 2.9%
3,600,000	BankUnited Capital Trust, 3.125% due 3/1/34	2,394,000

	TOTAL FINANCIALS	7,967,470

HEALTH CARE - 12.2%
Biotechnology - 6.1%
1,550,000	Amgen Inc., Senior Notes, 0.375% due 2/1/13 (a)	1,458,937
1,000,000	BioMarin Pharmaceuticals Inc., 2.500% due 3/29/13	1,798,750
700,000	Gilead Sciences Inc., Senior Notes, 0.625% due 5/1/13	932,750
950,000	Incyte Corp., 3.500% due 2/15/11	903,688

	Total Biotechnology	5,094,125

Health Care Equipment & Supplies - 1.9%
	Medtronic Inc.:
100,000	1.500% due 4/15/11	103,625

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
Health Care Equipment & Supplies - 1.9% (continued)
$1,400,000	Senior Notes, 1.500% due 4/15/11 (a)	$1,450,750

	Total Health Care Equipment & Supplies	1,554,375

Health Care Providers & Services - 1.9%
1,100,000	Henry Schein Inc., 3.000% due 8/15/34	1,540,000

Life Sciences Tools & Services - 1.2%
900,000	Kendle International Inc., Senior Notes, 3.375% due 7/15/12	981,000

Pharmaceuticals - 1.1%
750,000	Allergan Inc., 1.500% due 4/1/26	900,000

	TOTAL HEALTH CARE	10,069,500

INDUSTRIALS - 18.3%
Aerospace & Defense - 6.3%
	AAR Corp., Senior Notes:
1,350,000	1.750% due 2/1/26	1,692,562
100,000	1.750% due 2/1/26 (a)	125,375
800,000	DRS Technologies Inc., Senior Notes, 2.000% due 2/1/26 (a)	886,000
	L-3 Communications Corp.:
600,000	3.000% due 8/1/35 (a)	729,000
500,000	3.000% due 8/1/35	607,500
	Orbital Sciences Corp., Senior Subordinated Notes:
800,000	2.438% due 1/15/27 (a)	1,001,000
150,000	2.438% due 1/15/27	187,688

	Total Aerospace & Defense	5,229,125

Electrical Equipment - 3.1%
1,500,000	Roper Industries Inc., 1.481% due 1/15/34	1,340,625
550,000	Sunpower Corp., Senior Notes, 1.250% due 2/15/27	1,248,500

	Total Electrical Equipment	2,589,125

Machinery - 3.8%
950,000	Actuant Corp., 2.000% due 11/15/23	1,682,687
1,200,000	Danaher Corp., zero coupon bond to yield 1.646% due 1/22/21	1,500,000

	Total Machinery	3,182,687

Road & Rail - 1.5%
1,150,000	YRC Worldwide Inc., 5.000% due 8/8/23	1,211,813

Trading Companies & Distributors - 3.6%
	WESCO International Inc.:
900,000	2.625% due 10/15/25 (a)	1,152,000
1,400,000	2.625% due 10/15/25	1,792,000

	Total Trading Companies & Distributors	2,944,000

	TOTAL INDUSTRIALS	15,156,750

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.0%
700,000	Comverse Technology Inc., zero coupon bonds due 5/15/23	816,375

Electronic Equipment & Instruments - 5.0%
1,150,000	Anixter International Inc., Senior Notes, 1.000% due 2/15/13	1,447,562
950,000	Avnet Inc., 2.000% due 3/15/34	1,264,688
1,400,000	Flextronics International Ltd., Subordinated Notes, 1.000% due 8/1/10	1,405,250

	Total Electronic Equipment & Instruments	4,117,500

Internet Software & Services - 2.3%
700,000	Digital River Inc., Senior Notes, 1.250% due 1/1/24	903,000
450,000	Sina Corp., zero coupon bonds due 7/15/23	1,022,625

	Total Internet Software & Services	1,925,625

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	October 31, 2007

FACE AMOUNT	SECURITY	VALUE
IT Services - 2.9%
$2,300,000	Euronet Worldwide Inc., Debentures, 3.500% due 10/15/25	$2,446,625

Semiconductors & Semiconductor Equipment - 1.3%
	Jazz Technologies Inc.:
750,000	8.000% due 12/31/11 (a)	678,750
400,000	8.000% due 12/31/11 (c)	362,000

	Total Semiconductors & Semiconductor Equipment	1,040,750

Software - 8.0%
1,200,000	Amdocs Ltd., 0.500% due 3/15/24	1,239,000
800,000	Blackboard Inc., Senior Notes, 3.250% due 7/1/27	934,000
900,000	Cadence Design Systems Inc., Senior Notes, 1.500% due 12/15/13	991,125
800,000	Lawson Software Inc., 2.500% due 4/15/12 (a)	933,000
750,000	Macrovision Corp., Senior Notes, 2.625% due 8/15/11	825,000
1,450,000	Mentor Graphics Corp., Subordinated Debentures, 6.250% due 3/1/26	1,730,937

	Total Software	6,653,062

	TOTAL INFORMATION TECHNOLOGY	16,999,937

TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
	NII Holdings Inc.:
850,000	2.750% due 8/15/25 (a)	1,167,687
650,000	2.750% due 8/15/25	892,938

	TOTAL TELECOMMUNICATION SERVICES	2,060,625

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $58,934,514)	63,890,970

SHARES
COMMON STOCKS - 8.6%
CONSUMER DISCRETIONARY - 2.6%
Specialty Retail - 2.6%
32,000	Men’s Wearhouse Inc.	1,352,320
33,000	Staples Inc.	770,220

	TOTAL CONSUMER DISCRETIONARY	2,122,540

ENERGY - 1.7%
Energy Equipment & Services - 1.7%
12,000	Diamond Offshore Drilling Inc.	1,358,760

FINANCIALS - 1.0%
Thrifts & Mortgage Finance - 1.0%
55,000	Countrywide Financial Corp.	853,600

HEALTH CARE - 2.0%
Health Care Providers & Services - 2.0%
34,000	UnitedHealth Group Inc.	1,671,100

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 1.3%
45,000	Corning Inc.	1,092,150

	TOTAL COMMON STOCKS (Cost - $6,458,493)	7,098,150

CONVERTIBLE PREFERRED STOCKS - 11.7%
CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 1.7%
72,000	Six Flags Inc., 7.250% due 8/15/09	1,395,000

See Notes to Schedule of Investments.

Legg Mason Partners Convertible Fund

Schedule of Investments (unaudited) (continued)	October 31, 2007

SHARES	SECURITY	VALUE
Media - 1.4%
1,200	Interpublic Group of Cos. Inc., 5.250% due 12/31/49 (a)	$1,187,850

	TOTAL CONSUMER DISCRETIONARY	2,582,850

FINANCIALS - 4.7%
Capital Markets - 1.0%
52,000	E*TRADE Financial Corp., 6.125% due 11/18/08	845,520

Real Estate Investment Trusts (REITs) - 3.7%
54,000	Digital Realty Trust Inc., 4.375% due 12/29/49	1,383,750
20,000	Simon Property Group Inc., 6.000% due 12/31/49	1,675,000

	Total Real Estate Investment Trusts (REITs)	3,058,750

	TOTAL FINANCIALS	3,904,270

HEALTH CARE - 1.9%
Health Care Providers & Services - 1.9%
35,000	Omnicare Capital Trust II, Series B, 4.000% due 6/15/33	1,518,650

UTILITIES - 2.0%
Independent Power Producers & Energy Traders - 2.0%
	NRG Energy Inc.:
600	4.000% due 12/31/49 (a)	1,400,925
120	4.000% due 12/31/49	280,185

	TOTAL UTILITIES	1,681,110

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $9,591,691)	9,686,880

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $74,984,698)	80,676,000

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.2%
Repurchase Agreement - 2.2%
$1,833,000	Interest in $839,650,000 joint tri-party repurchase agreement dated 10/31/07 with Greenwich Capital Markets Inc., 4.780% due 11/1/07; Proceeds at maturity- $1,833,243; (Fully collateralized by various U.S. government agency obligations, 2.750% to 5.500% due 11/15/07 to 7/17/09; Market value - $1,869,670) (Cost - $1,833,000)	1,833,000

	TOTAL INVESTMENTS - 99.7% (Cost - $76,817,698#)	82,509,000
	Other Assets in Excess of Liabilities - 0.3%	287,827

	TOTAL NET ASSETS - 100.0%	$82,796,827

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Convertible Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Income Funds, a Massachusetts business trust, registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,748,422
Gross unrealized depreciation	(5,057,120)

Net unrealized appreciation	$5,691,302

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 27, 2007

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	December 27, 2007